UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-04873

The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Growth Fund Semiannual Report — June 30, 2016
Howard F. Ward, CFA
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Growth Fund decreased 1.0% compared with increases of 3.8% and 1.4% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since Inception (4/10/87)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABGX)	(0.99)%	1.06%	10.82%	6.44%	3.67%	9.68%
S&P 500 Index	3.84	3.99	12.10	7.42	5.75	9.42(d)
Russell 1000 Growth Index	1.36	3.02	12.35	8.78	5.50	8.90(d)
Class A (GGCAX)	(0.99)	1.06	10.83	6.44	3.67	9.68
With sales charge (b)	(6.68)	(4.75)	9.52	5.81	3.27	9.47
Class C (GGCCX)	(1.34)	0.30	10.00	5.64	3.02	9.33
With contingent deferred sales charge (c)	(2.33)	(0.70)	10.00	5.64	3.02	9.33
Class I (GGCIX)	(0.87)	1.31	11.10	6.65	3.81	9.76

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.43%, 1.43%, 2.18%, and 1.18%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index and Russell 1000 Growth Index since inception performance results are as of March 31, 1987.

The GAMCO Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$ 990.10	1.44%	$ 7.13
Class A	$1,000.00	$ 990.10	1.44%	$ 7.13
Class C	$1,000.00	$ 986.60	2.19%	$10.82
Class I	$1,000.00	$ 991.30	1.19%	$ 5.89
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.70	1.44%	$ 7.22
Class A	$1,000.00	$1,017.70	1.44%	$ 7.22
Class C	$1,000.00	$1,013.97	2.19%	$10.97
Class I	$1,000.00	$1,018.95	1.19%	$ 5.97

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The GAMCO Growth Fund

Technology - Computer Software and Services	20.3%
Consumer Discretionary - Other	19.3%
Health Care	14.5%
Producer Durables	11.9%
Consumer Discretionary - Media	7.8%
Consumer Staples	7.5%
Financial Services	7.0%
Technology - Computer Technology, Semiconductors and Components	6.7%

Materials and Processing	4.1%
Energy	0.7%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Growth Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 20.3%
171,400	Adobe Systems Inc.†	$12,629,003	$16,418,406
17,100	Alphabet Inc., Cl. A†	6,830,730	12,030,363
21,135	Alphabet Inc., Cl. C†	11,638,408	14,627,534
232,000	Facebook Inc., Cl. A†	15,495,376	26,512,960
456,000	Microsoft Corp.	16,243,590	23,333,520
17,400	Palo Alto Networks Inc.†	2,927,158	2,133,936
62,300	salesforce.com Inc.†	4,630,754	4,947,243
97,000	Sabre Corp.	2,788,625	2,598,630

		73,183,644	102,602,592

	CONSUMER DISCRETIONARY - OTHER — 19.3%
41,900	Amazon.com Inc.†	14,317,517	29,984,478
6,000	AutoZone Inc.†	2,271,174	4,763,040
11,100	Chipotle Mexican Grill Inc.†	5,690,001	4,470,636
20,200	Costco Wholesale Corp.	1,689,146	3,172,208
51,400	Fortune Brands Home & Security Inc.	2,356,535	2,979,658
54,800	Lennar Corp., Cl. A	2,604,863	2,526,280
24,000	lululemon athletica Inc.†	1,550,946	1,772,640
97,600	NIKE Inc., Cl. B	3,102,805	5,387,520
12,200	Panera Bread Co., Cl. A†	2,451,315	2,585,668
54,384	Penske Automotive Group Inc.	2,532,562	1,710,921
52,000	Shake Shack Inc., Cl. A†	1,932,721	1,894,360
66,000	Sprouts Farmers Market Inc.†	1,504,060	1,511,400
102,200	Starbucks Corp.	2,342,954	5,837,664
14,100	Tesla Motors Inc.†	3,308,356	2,993,148
20,800	The Estee Lauder Companies Inc., Cl. A	924,522	1,893,216
84,700	The Home Depot Inc.	4,583,679	10,815,343
2,800	The Priceline Group Inc.†	3,007,996	3,495,548
69,000	The TJX Companies Inc.	1,986,762	5,328,870
7,700	Tractor Supply Co.	732,902	702,086
5,400	Ulta Salon Cosmetics & Fragrance Inc.†	1,285,643	1,315,656
15,100	Whirlpool Corp.	2,877,381	2,516,264

		63,053,840	97,656,604

	HEALTH CARE — 14.5%
73,400	AbbVie Inc.	4,432,766	4,544,194
31,200	Allergan plc†	7,202,127	7,210,008
35,900	Amgen Inc.	3,598,707	5,462,185
19,300	Becton, Dickinson and Co.	1,628,311	3,273,087
12,400	Biogen Inc.†	2,556,354	2,998,568
193,600	Bristol-Myers Squibb Co.	12,764,336	14,239,280
62,000	Celgene Corp.†	5,022,383	6,115,060
64,400	Gilead Sciences Inc.	4,293,933	5,372,248
35,400	Johnson & Johnson	2,837,795	4,294,020
70,500	Novo Nordisk A/S, Cl. B	1,779,608	3,766,971
5,000	Regeneron Pharmaceuticals Inc.†	1,632,938	1,746,150

Shares		Cost	Market Value
28,300	Thermo Fisher Scientific Inc.	$3,738,403	$4,181,608
56,500	UnitedHealth Group Inc.	6,933,200	7,977,800
37,500	Zoetis Inc.	1,790,340	1,779,750

		60,211,201	72,960,929

	PRODUCER DURABLES — 11.9%
30,500	3M Co.	3,989,218	5,341,160
71,000	Danaher Corp.	6,420,051	7,171,000
31,800	FedEx Corp.	4,682,655	4,826,604
265,000	General Electric Co.	7,534,506	8,342,200
160,000	Honeywell International Inc.	9,945,601	18,611,200
42,100	Snap-on Inc.	6,651,101	6,644,222
43,700	The Boeing Co.	5,587,643	5,675,319
41,900	Union Pacific Corp.	3,068,046	3,655,775

		47,878,821	60,267,480

	CONSUMER DISCRETIONARY - MEDIA — 7.8%
107,000	CBS Corp., Cl. B, Non-Voting	5,690,165	5,825,080
184,900	Comcast Corp., Cl. A	10,857,816	12,053,631
55,000	Nielsen Holdings plc	1,719,928	2,858,350
103,600	The Walt Disney Co.	9,890,515	10,134,152
86,500	Time Warner Inc.	6,549,852	6,361,210
71,000	Twenty-First Century Fox Inc., Cl. A	1,566,558	1,920,550

		36,274,834	39,152,973

	CONSUMER STAPLES — 7.5%
63,600	Blue Buffalo Pet Products Inc.†	1,624,612	1,484,424
31,100	Colgate-Palmolive Co.	1,266,952	2,276,520
18,500	Constellation Brands Inc., Cl. A	2,923,690	3,059,900
132,700	CVS Health Corp.	9,868,551	12,704,698
38,300	PepsiCo Inc.	2,534,024	4,057,502
51,600	The Coca-Cola Co.	1,739,518	2,339,028
106,700	The WhiteWave Foods Co.†	3,982,140	5,008,498
84,000	Walgreens Boots Alliance Inc.	6,776,472	6,994,680

		30,715,959	37,925,250

	FINANCIAL SERVICES — 7.0%
6,400	BlackRock Inc.	1,455,162	2,192,192
36,000	First Republic Bank/CA	2,538,734	2,519,640
18,000	Fiserv Inc.†	1,912,307	1,957,140
156,200	MasterCard Inc., Cl. A	5,117,093	13,754,972
181,000	The Charles Schwab Corp.	5,057,165	4,581,110
117,500	Visa Inc., Cl. A	2,226,422	8,714,975
47,905	Zillow Group Inc., Cl. C†	1,463,313	1,737,993

		19,770,196	35,458,022

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS AND COMPONENTS — 6.7%
283,700	Apple Inc.	17,921,706	27,121,720
25,000	NXP Semiconductors NV†	2,000,437	1,958,500
28,100	QUALCOMM Inc.	1,334,116	1,505,317

See accompanying notes to financial statements.

The GAMCO Growth Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS AND COMPONENTS (Continued)
55,000	Texas Instruments Inc.	$3,014,668	$3,445,750

		24,270,927	34,031,287

	MATERIALS AND PROCESSING — 4.1%
43,100	Ecolab Inc.	3,767,102	5,111,660
71,800	PPG Industries Inc.	6,146,170	7,477,970
26,800	The Sherwin-Williams Co.	5,518,090	7,870,356

		15,431,362	20,459,986

	ENERGY — 0.7%
39,400	EOG Resources Inc.	2,655,593	3,286,748

	TOTAL COMMON STOCKS	373,446,377	503,801,871

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$789,000	U.S. Treasury Bills, 0.240% to 0.376%††,
	08/25/16 to 10/27/16	$788,475	$788,624

	TOTAL INVESTMENTS — 99.9%	$374,234,852	504,590,495

	Other Assets and Liabilities (Net) — 0.1%		306,165

	NET ASSETS — 100.0%		$504,896,660

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $374,234,852)	$504,590,495
Cash	2,285
Receivable for investments sold	4,252,182
Receivable for Fund shares sold	8,805
Dividends receivable	378,322
Prepaid expenses	29,358
Receivable for custody fees reimbursement	166,978

Total Assets	509,428,425

Liabilities:
Payable for investments purchased	3,584,906
Payable for Fund shares redeemed	277,328
Payable for investment advisory fees	418,827
Payable for distribution fees	98,799
Payable for accounting fees	11,250
Other accrued expenses	140,655

Total Liabilities	4,531,765

Net Assets
(applicable to 10,708,240 shares outstanding)	$504,896,660

Net Assets Consist of:
Paid-in capital	$367,297,892
Accumulated net investment loss	(67,676)
Accumulated net realized gain on investments and foreign currency transactions	7,320,592
Net unrealized appreciation on investments	130,355,643
Net unrealized depreciation on foreign currency translations	(9,791)

Net Assets	$504,896,660

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($463,126,401 ÷ 9,826,744 shares outstanding)	$47.13

Class A:
Net Asset Value and redemption price per share ($3,214,080 ÷ 68,180 shares outstanding)	$47.14

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$50.02

Class C:
Net Asset Value and offering price per share ($2,600,959 ÷ 61,061 shares outstanding)	$42.60	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($35,955,220 ÷ 752,255 shares outstanding)	$47.80

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,241)	$3,317,582
Interest	3,278

Total Investment Income	3,320,860

Expenses:
Investment advisory fees	2,497,555
Distribution fees - Class AAA	574,163
Distribution fees - Class A	3,881
Distribution fees - Class C	11,159
Shareholder services fees	225,585
Trustees’ fees	70,871
Shareholder communications expenses	59,851
Registration expenses	30,162
Legal and audit fees	25,226
Accounting fees	22,500
Custodian fees	17,423
Interest expense	830
Miscellaneous expenses	18,734

Total Expenses	3,557,940

Less:
Expenses paid indirectly by broker (See Note 6)	(2,426)
Reimbursements for custody fees	(166,978)

Total Credits and Reimbursements	(169,404)

Net Expenses	3,388,536

Net Investment Loss	(67,676)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	9,208,423
Net realized loss on foreign currency transactions	(1,895)

Net realized gain on investments and foreign currency transactions	9,206,528

Net change in unrealized appreciation/depreciation:
on investments	(14,639,476)
on foreign currency translations	4,901

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(14,634,575)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(5,428,047)

Net Decrease in Net Assets Resulting from Operations	$(5,495,723)

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment loss	$(67,676)	$(518,902)
Net realized gain on investments and foreign currency transactions	9,206,528	38,261,474
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(14,634,575)	(10,855,497)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,495,723)	26,887,075

Distributions to Shareholders:
Net realized gain
Class AAA	—	(36,985,241)
Class A	—	(182,345)
Class C	—	(203,137)
Class I	—	(2,672,618)

Total Distributions to Shareholders	—	(40,043,341)

Shares of Beneficial Interest Transactions:
Class AAA	(16,069,142)	(17,886,116)
Class A	111,451	1,592,904
Class C	174,996	1,163,846
Class I	774,791	20,071,190

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(15,007,904)	4,941,824

Redemption Fees	10	283

Net Decrease in Net Assets	(20,503,617)	(8,214,159)
Net Assets:
Beginning of year	525,400,277	533,614,436

End of period (including undistributed net investment income of $0 and $0, respectively)	$504,896,660	$525,400,277

See accompanying notes to financial statements.

The GAMCO Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
			Net
			Realized and
	Net Asset	Net	Unrealized			Net			Net Asset			Net
	Value,	Investment	Gain (Loss)	Total from	Net	Realized			Value,		Net Assets	Investment		Portfolio
Year Ended	Beginning	Income	on	Investment	Investment	Gain on	Total	Redemption	End of	Total	End of Period	Income	Operating	Turnover
December 31	of Year	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees (a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses	Rate
Class AAA
2016(c)	$47.60	$(0.01)	$(0.46)	$(0.47)	—	—	—	$0.00	$47.13	(1.0)%	$463,127	(0.04)%(d)	1.44%(d)(e)(f)	23%
2015	48.93	(0.05)	2.62	2.57	—	$(3.90)	$(3.90)	0.00	47.60	5.1	484,320	(0.11)	1.43(e)	40
2014	46.62	(0.06)	4.66	4.60	—	(2.29)	(2.29)	0.00	48.93	9.8	514,214	(0.13)	1.43	34
2013	34.81	0.01	11.81	11.82	$(0.01)	—	(0.01)	0.00	46.62	34.0	505,727	0.02	1.45	35
2012	30.11	0.04	4.71	4.75	(0.05)	—	(0.05)	0.00	34.81	15.8	414,691	0.13	1.49	41
2011	31.39	0.07	(1.28)	(1.21)	(0.07)	—	(0.07)	0.00	30.11	(3.8)	415,416	0.21	1.48	67
Class A
2016(c)	$47.61	$(0.01)	$(0.46)	$(0.47)	—	—	—	$0.00	$47.14	(1.0)%	$3,214	(0.04)%(d)	1.44%(d)(e)(f)	23%
2015	48.93	(0.05)	2.63	2.58	—	$(3.90)	$(3.90)	0.00	47.61	5.1	3,120	(0.10)	1.43(e)	40
2014	46.62	(0.06)	4.66	4.60	—	(2.29)	(2.29)	0.00	48.93	9.8	1,626	(0.13)	1.43	34
2013	34.82	0.01	11.82	11.83	$(0.02)	—	(0.02)	0.00	46.62	34.0	1,355	0.01	1.45	35
2012	30.11	0.05	4.70	4.75	(0.04)	—	(0.04)	0.00	34.82	15.8	894	0.15	1.49	41
2011	31.40	0.06	(1.27)	(1.21)	(0.08)	—	(0.08)	0.00	30.11	(3.8)	778	0.18	1.48	67
Class C
2016(c)	$43.18	$(0.17)	$(0.41)	$(0.58)	—	—	—	$0.00	$42.60	(1.3)%	$2,601	(0.80)%(d)	2.19%(d)(e)(f)	23%
2015	45.06	(0.40)	2.42	2.02	—	$(3.90)	$(3.90)	0.00	43.18	4.3	2,476	(0.86)	2.18(e)	40
2014	43.42	(0.39)	4.32	3.93	—	(2.29)	(2.29)	0.00	45.06	9.0	1,438	(0.87)	2.18	34
2013	32.66	(0.27)	11.03	10.76	—	—	—	0.00	43.42	33.0	1,221	(0.73)	2.20	35
2012	28.42	(0.19)	4.43	4.24	—	—	—	0.00	32.66	14.9	835	(0.61)	2.24	41
2011	29.78	(0.16)	(1.20)	(1.36)	—	—	—	0.00	28.42	(4.6)	694	(0.54)	2.23	67
Class I
2016(c)	$48.22	$0.05	$(0.47)	$(0.42)	—	—	—	$0.00	$47.80	(0.9)%	$35,955	0.21%(d)	1.19%(d)(e)(f)	23%
2015	49.39	0.07	2.66	2.73	—	$(3.90)	$(3.90)	0.00	48.22	5.4	35,484	0.14	1.17(e)	40
2014	46.92	0.06	4.70	4.76	—	(2.29)	(2.29)	0.00	49.39	10.1	16,336	0.11	1.18	34
2013	35.03	0.11	11.90	12.01	$(0.12)	—	(0.12)	0.00	46.92	34.3	12,395	0.27	1.20	35
2012	30.30	0.15	4.72	4.87	(0.14)	—	(0.14)	0.00	35.03	16.1	9,092	0.45	1.24	41
2011	31.60	0.15	(1.29)	(1.14)	(0.16)	—	(0.16)	0.00	30.30	(3.6)	3,013	0.47	1.23	67

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(f)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.41% (Class AAA), 1.41% (Class A), 2.16% (Class C), and 1.16% (Class I).

See accompanying notes to financial statements.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 1 - Quoted Prices	$503,801,871
Level 2 - Other Significant Observable Inputs	788,624

Total	$504,590,495

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2015 was $40,043,341 of long term capital gain.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$375,167,032	$135,411,697	$(5,988,234)	$129,423,463

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016 the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $116,429,045 and $132,894,578, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Distributor retained a total of $1,889 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,426.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $6,083, with a weighted average interest rate of 0.67%. The maximum amount borrowed at any time during the year was $573,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	66,019	$3,012,746	173,314	$8,756,876
Shares issued upon reinvestment of distributions	—	—	728,799	35,310,415
Shares redeemed	(413,806)	(19,081,888)	(1,237,717)	(61,953,407)

Net decrease	(347,787)	$(16,069,142)	(335,604)	$(17,886,116)

Class A
Shares sold.	9,606	$430,922	44,715	$2,224,121
Shares issued upon reinvestment of distributions	—	—	3,559	172,460
Shares redeemed	(6,949)	(319,471)	(15,984)	(803,677)

Net increase	2,657	$111,451	32,290	$1,592,904

Class C
Shares sold	18,174	$773,192	29,715	$1,363,143
Shares issued upon reinvestment of distributions	—	—	3,208	140,262
Shares redeemed	(14,462)	(598,196)	(7,493)	(339,559)

Net increase	3,712	$174,996	25,430	$1,163,846

Class I
Shares sold	68,129	$3,158,872	397,190	$19,763,411
Shares issued upon reinvestment of distributions	—	—	47,927	2,351,789
Shares redeemed	(51,820)	(2,384,081)	(39,950)	(2,044,010)

Net increase	16,309	$774,791	405,167	$20,071,190

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 24, 2016, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of large cap growth funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthony Torna

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/31/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/31/2016

* Print the name and title of each signing officer under his or her signature.